SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 23 - SUBSEQUENT EVENTS

On November 27, 2023, the Company and xSigma Entertainment entered into a settlement agreement (the “Settlement Agreement”) with CG Malta, the shareholder who holds the remainder ownership of CG Malta (the “CG Malta Shareholder”), a subsidiary of CG Malta (“CG Malta Subsidiary”), and a third party (collectively, the “Parties”). Pursuant to the Settlement Agreement, the Parties agreed to release, acquit and discharge any and all actions, claims, rights, demands, and set-offs arising out of or connected with (i) a written shareholders agreement entered into by and among CG Malta, the CG Malta Shareholder and xSigma Entertainment in or about March 2021 for the purposes of, inter alia, regulating the CG Malta Shareholder and xSigma Entertainment’s relationship as shareholders of CG Malta, (ii) a written subscription for shares agreement entered into by and among CG Malta, the CG Malta Shareholder and xSigma Entertainment on or about April 4, 2021, pursuant to which, xSigma Entertainment agreed to subscribe for, and CG Malta agreed to issue and allot to xSigma Entertainment, additional shares in CG Malta on the terms and subject to the conditions contained therein; (iii) a dispute between the end of 2022 and beginning of 2023 between CG Malta, the CG Malta Shareholder, xSigma Entertainment and the Company relating to the financial position of CG Malta in connection with the dissolution and consequential winding-up of CG Malta (the “Dispute”); (iv) the underlying facts relating to the Dispute; (v) any other agreement between or act by the Parties or any of them; and (vi) any other matter arising out of or connected with the relationship between the Parties (collectively, the “Settlements”). In exchange for the Settlements, CG Malta Subsidiary transferred and assigned certain software to xSigma Entertainment on November 27, 2023 and the CG Malta Shareholder secured an independent third party investor to invest US$5 million into the Company at preferential terms.

The Company entered into a Securities Purchase Agreement, dated November 27, 2023 (the “Purchase Agreement”), with an investor (the “Investor”). Pursuant to the Purchase Agreement, the Investor purchased and the Company issued and sold 3,154,885 ordinary shares of the Company, of no par value (the “Shares”), at an aggregate purchase price of $5 million (the “Private Placement”). On April 25, 2024, the Company issued the Shares and the Private Placement is closed. The Company plans to use the net proceeds from the Private Placement for working capital and general corporate purposes.

The Company entered into a Securities Purchase Agreement, dated July 12, 2024 to purchase a maximum of four million (4,000,000) common stocks of Recruiter.com Group, Inc. (Nasdaq: RCRT) in one or more closings. The Company irrevocably subscribed for and agrees to purchase two million (2,000,000) shares of common stock at a per share price of US$1.00 per Share at this round of investment.

On October 31, 2023, the Company entered into a Debt Assignment Agreement with five affiliates of the Company, including Jiancong Huang, Mingjie Wang, Guolin Wang, Jiandi Wang and Yangming Wang. Such agreement allows the five affiliates to assign their loans provided to the Company among the five affiliate. Pursuent to the agreement, the five affiliates agreed to assign and concentrate all loans provided to the Company to Jiancong Huang.

During the period from October 1, 2023 to the date of this report, the Company assigned its Notes Receivable with an amount of $54,825 to its suppliers to pay for the raw materials it purchased.

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before this financial statements are issued, the Company has evaluated all events or transactions that occurred after September 30, 2023 up through the date the Company issued the consolidated financial statements.